Convertible Preferred Stock (Detail) - shares	Jan. 04, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		90,000,000	90,000,000
Undesignated Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	100,000,000	9,528,487	9,528,487
Series H Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		9,799,474	9,799,474
Series G2 Convertible Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		19,602,523	19,602,523
Series G1 Convertible Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		6,041,936	6,041,936
Series F Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		11,360,675	11,360,675
Series E Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		10,957,445	10,957,445
Series D Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		10,770,911	10,770,911
Series C Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		6,856,302	6,856,302
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		3,331,247	3,331,247
Series A Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		1,751,000	1,751,000